UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03735
The New Economy Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class A
| ANEFX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund

(the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 83	0.73%
Management's discussion of fund performance
The fund’s Class A shares gained 26.94% for the year ended November 30, 2025. That result compares with a 18.21% gain for the
MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class A (with sales charge) *	19.64%	9.98%	12.73%
The New Economy Fund — Class A (without sales charge) *	26.94%	11.29%	13.40%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class C
| ANFCX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 167	1.48%
Management's discussion of fund performance
The fund’s Class C shares gained 25.97% for the year ended November 30, 2025. That result compares with a 18.21% gain for
the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in
Denmark
, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class C (with sales charge) *	24.97%	10.45%	12.70%
The New Economy Fund — Class C (without sales charge) *	25.97%	10.45%	12.70%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class T
| TNEEX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 55	0.48%
Management's discussion of fund performance
The fund’s Class T shares gained 27.26% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted
positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The New Economy Fund — Class T (with sales charge) 2	24.07%	11.00%	14.32%
The New Economy Fund — Class T (without sales charge) 2	27.26%	11.57%	14.66%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.72%
S&P 500 Index 3	15.00%	15.28%	15.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important infor
mation
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class F-1
| ANFFX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 88	0.78%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 26.86% for the year ended November 30, 2025. That result compares with a 18.21% gain for the
MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in
Denmark
, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class F-1 *	26.86%	11.24%	13.34%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class F-2
| NEFFX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund

(the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 58	0.51%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 27.21% for the year ended November 30, 2025. That result compares with a 18.21% gain for the
MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class F-2 *	27.21%	11.55%	13.66%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional infor
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class F-3
| FNEFX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 47	0.41%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 27.33% for the year ended November 30, 2025. That result compares with a 18.21% gain for the
MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The New Economy Fund — Class F-3 2	27.33%	11.66%	14.95%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.84%
S&P 500 Index 3	15.00%	15.28%	15.09%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-A
| CNGAX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 86	0.76%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 26.90% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class 529-A (with sales charge) *	22.47%	10.46%	12.94%
The New Economy Fund — Class 529-A (without sales charge) *	26.90%	11.25%	13.34%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-C
| CNGCX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 172	1.52%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 25.94% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class 529-C (with sales charge) *	24.94%	10.40%	12.91%
The New Economy Fund — Class 529-C (without sales charge) *	25.94%	10.40%	12.91%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-E
| CNGEX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 114	1.01%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 26.60% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class 529-E *	26.60%	10.99%	13.08%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-T
| TENEX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 60	0.53%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 27.18% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The New Economy Fund — Class 529-T (with sales charge) 2	24.01%	10.94%	14.26%
The New Economy Fund — Class 529-T (without sales charge) 2	27.18%	11.50%	14.60%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	11.72%
S&P 500 Index 3	15.00%	15.28%	15.04%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-F-1
| CNGFX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 67	0.59%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 27.13% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class 529-F-1 *	27.13%	11.45%	13.57%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-F-2
| FNEEX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 58	0.51%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 27.21% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The New Economy Fund — Class 529-F-2 2	27.21%	11.53%	13.65%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	14.35%
S&P 500 Index 3	15.00%	15.28%	17.38%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class 529-F-3
| FNNEX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 52	0.46%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 27.28% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The New Economy Fund — Class 529-F-3 2	27.28%	11.59%	13.71%
MSCI ACWI (All Country World Index) 3	18.21%	11.97%	14.35%
S&P 500 Index 3	15.00%	15.28%	17.38%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-1
| RNGAX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 168	1.49%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 25.98% for the year ended November 30,
2025
. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-1 *	25.98%	10.46%	12.54%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices
LLC
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions )	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-2
| RNGBX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 169	1.50%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 25.99% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-2 *	25.99%	10.45%	12.54%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI
and
S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-2E
| RNNEX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 136	1.20%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 26.33% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-2E *	26.33%	10.77%	12.87%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested
and
reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-3
| RNGCX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R- 3	$ 119	1.05%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 26.54% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-3 *	26.54%	10.94%	13.04%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-4
| RNGEX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 85	0.75%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 26.90% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-4 *	26.90%	11.27%	13.38%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-5E
| RNGHX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R- 5E	$ 62	0.55%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 27.16% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-5E *	27.16%	11.49%	13.61%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones
Indices
LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-5
| RNGFX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 52	0.46%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 27.29% for the year ended November 30, 2025. That result compares
with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-5 *	27.29%	11.61%	13.72%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would
have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-014-0126 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The New Economy Fund
®
Class R-6
| RNGGX
for the year ended November 30, 2025
This annual shareholder report contains important information about The New Economy Fund (the "fund") for the period from December 1, 2024 to November 30, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 47	0.41%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 27.36% for the year ended November 30, 2025. That result compares with a 18.21% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. All major regions posted positive returns, with non-U.S. markets outpacing U.S. equities. U.S. stocks were supported by robust technology earnings and large-cap growth. Stocks in Germany and related industries outside of it benefited from the country’s announcement that it would increase defense and infrastructure spending, marking a major structural loosening of its fiscal policy. Emerging market equities surged, led by China, Taiwan and Korea, with India generating flat returns.
Most sectors delivered positive returns for the fund, with information technology being the largest contributor on an absolute basis. Holdings in communication services and industrials were also additive. U.S.-based companies, which represent a significant portion of the fund, posted gains but lagged the total returns. Companies based in Korea and Taiwan also made meaningful contributions.
Conversely, the financials and energy sectors detracted from the overall results. From a country perspective, holdings in Denmark, Sweden and Switzerland were among the most notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The New Economy Fund — Class R-6 *	27.36%	11.66%	13.78%
MSCI ACWI (All Country World Index) †	18.21%	11.97%	11.41%
S&P 500 Index †	15.00%	15.28%	14.63%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 43,515
Total number of portfolio holdings	205
Total advisory fees paid (in millions)	$ 138
Portfolio turnover rate	36%
Portfolio holdings by sector
(percent of net assets)
*Less than 0.01%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-014-0126 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Kenneth M. Simril, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
November 30, 2025	144,000	None	11,000	None
November 30, 2024	135,000	None	10,000	None
Adviser and Affiliates2
November 30, 2025	Not Applicable	None	None	None
November 30, 2024	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
November 30, 2025	11,000
November 30, 2024	54,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The New Economy Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended November 30, 2025
Lit. No. MFGEFP4-014-0126 © 2026 Capital Group. All rights reserved.

Investment portfolio November 30, 2025

Common stocks 94.40%	Shares	Value (000)
Information technology 42.10%
Broadcom, Inc.	7,651,388	$3,083,203
Taiwan Semiconductor Manufacturing Co., Ltd.	29,471,000	1,352,182
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,337,220	972,833
Microsoft Corp.	4,413,002	2,171,241
SK hynix, Inc.	5,291,640	1,907,027
NVIDIA Corp.	10,191,094	1,803,824
Micron Technology, Inc.	6,726,528	1,590,689
Lumentum Holdings, Inc. (a)	1,374,019	446,776
Shopify, Inc., Class A, subordinate voting shares (a)	2,650,997	420,554
Apple, Inc.	1,503,884	419,358
Ciena Corp. (a)	1,677,820	342,628
Salesforce, Inc.	1,393,299	321,211
AppLovin Corp., Class A (a)	453,571	271,907
SAP SE	962,894	232,941
ASML Holding NV	129,965	136,196
ASML Holding NV (ADR)	52,263	55,399
KLA Corp.	159,862	187,913
NEC Corp.	4,717,858	178,000
Sage Group PLC (The)	11,689,130	166,357
Oracle Corp.	746,892	150,835
Tokyo Electron, Ltd.	683,000	139,102
Technoprobe SpA (a)	9,271,017	136,151
MediaTek, Inc.	3,037,400	135,006
ASMPT, Ltd.	13,725,900	132,749
Cloudflare, Inc., Class A (a)	566,600	113,439
Entegris, Inc.	1,406,459	108,494
Arista Networks, Inc. (a)	822,048	107,425
Fabrinet, non-registered shares (a)	211,587	97,205
Strategy, Inc., Class A (a)	479,605	84,976
Zeta Global Holdings Corp., Class A (a)	4,652,905	84,916
Amphenol Corp., Class A	587,588	82,791
Constellation Software, Inc.	33,073	80,064
Motorola Solutions, Inc.	213,328	78,863
EPAM Systems, Inc. (a)	409,237	76,527
Fair Isaac Corp. (a)	35,844	64,728
Corning, Inc.	750,000	63,150
Adobe, Inc. (a)	196,324	62,849
MongoDB, Inc., Class A (a)	153,752	51,103
RingCentral, Inc., Class A (a)	1,631,232	46,066
Infineon Technologies AG	1,091,579	46,002
Synopsys, Inc. (a)	103,342	43,198
Seagate Technology Holdings PLC	146,431	40,516
Procore Technologies, Inc. (a)	535,812	39,682
Intuit, Inc.	54,745	34,713
MARA Holdings, Inc. (a)(b)	2,744,843	32,417
Jentech Precision Industrial Co., Ltd.	335,000	31,008
Credo Technology Group Holding, Ltd. (a)	154,544	27,447
Check Point Software Technologies, Ltd. (a)	129,706	24,225
Monday.com, Ltd. (a)	106,799	15,364
OpenAI Group PBC, Class A (a)(c)	30,929	14,956
Palo Alto Networks, Inc. (a)	49,317	9,377
Wolfspeed, Inc. (a)(b)	135,652	2,751
Stripe, Inc., Class B (a)(c)(d)	63,586	2,634
		18,320,968

Health care 13.14%
Eli Lilly and Co.	1,143,492	1,229,791
Vertex Pharmaceuticals, Inc. (a)	1,525,949	661,667
Alnylam Pharmaceuticals, Inc. (a)	1,388,309	626,447
Argenx SE (ADR) (a)	431,691	393,694
Illumina, Inc. (a)	2,668,036	350,713
Ionis Pharmaceuticals, Inc. (a)	3,878,389	320,859
Insulet Corp. (a)	836,138	273,576

1	The New Economy Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
UnitedHealth Group, Inc.	675,151	$222,645
Exact Sciences Corp. (a)	1,714,844	173,697
Thermo Fisher Scientific, Inc.	284,788	168,261
EssilorLuxottica SA	340,039	121,765
Stryker Corp.	326,227	121,089
iRhythm Technologies, Inc. (a)	625,218	117,547
Novo Nordisk AS, Class B	2,160,737	106,389
bioMerieux SA	761,729	95,341
Cencora, Inc.	245,022	90,396
Molina Healthcare, Inc. (a)	592,591	87,858
Boston Scientific Corp. (a)	829,884	84,300
BridgeBio Pharma, Inc. (a)	1,034,257	74,477
Align Technology, Inc. (a)	490,082	72,135
Daiichi Sankyo Co., Ltd.	2,401,245	59,424
WuXi XDC Cayman, Inc. (a)(b)	5,945,000	49,976
IQVIA Holdings, Inc. (a)	193,700	44,553
NewAmsterdam Pharma Co. NV (a)	671,098	27,716
Abbott Laboratories	202,167	26,059
GE HealthCare Technologies, Inc.	283,127	22,647
Intuitive Surgical, Inc. (a)	34,848	19,985
Denali Therapeutics, Inc. (a)	1,024,429	19,946
Wuxi Biologics (Cayman), Inc. (a)	4,377,000	17,517
ADMA Biologics, Inc. (a)	689,893	13,232
Cooper Cos., Inc. (a)	168,914	13,163
Krystal Biotech, Inc. (a)	51,144	11,149
		5,718,014

Consumer discretionary 10.81%
Amazon.com, Inc. (a)	5,987,879	1,396,493
MercadoLibre, Inc. (a)	408,675	846,685
Viking Holdings, Ltd. (a)	6,762,456	451,597
Chipotle Mexican Grill, Inc. (a)	10,557,625	364,449
Carvana Co., Class A (a)	779,320	291,855
Tesla, Inc. (a)	541,310	232,855
Trip.com Group, Ltd. (ADR)	1,593,186	111,396
Trip.com Group, Ltd.	622,300	42,761
Starbucks Corp.	1,716,780	149,549
Compagnie Financiere Richemont SA, Class A	562,036	119,152
Flutter Entertainment PLC (a)	527,892	110,229
Amadeus IT Group SA, Class A, non-registered shares	1,499,037	110,141
NEXT PLC	408,282	76,357
Hermes International	25,000	60,900
Sea, Ltd., Class A (ADR) (a)	391,015	54,355
Light & Wonder, Inc. (a)	535,714	53,073
DraftKings, Inc., Class A (a)	1,519,241	50,378
Booking Holdings, Inc.	9,685	47,599
Hilton Worldwide Holdings, Inc.	121,669	34,679
Sony Group Corp.	1,059,400	31,041
AutoZone, Inc. (a)	7,487	29,606
DoorDash, Inc., Class A (a)	118,388	23,485
CAVA Group, Inc. (a)	321,316	15,709
		4,704,344

Industrials 9.16%
Airbus SE, non-registered shares	2,474,871	586,945
TransDigm Group, Inc.	391,576	532,610
Uber Technologies, Inc. (a)	3,978,948	348,317
Rolls-Royce Holdings PLC	18,075,936	255,696
General Electric Co.	856,162	255,522
Melrose Industries PLC	25,481,093	200,811
Recruit Holdings Co., Ltd.	2,976,724	152,630
Siemens Energy AG (a)	1,100,000	147,123
XPO, Inc. (a)	953,578	135,465
Republic Services, Inc.	568,994	123,506
GE Vernova, Inc.	202,114	121,222

The New Economy Fund	2

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Quanta Services, Inc.	253,197	$117,706
BAE Systems PLC	5,059,589	110,607
Siemens AG	382,831	101,384
Safran SA	285,148	96,023
Deere & Co.	205,637	95,516
Union Pacific Corp.	386,070	89,503
RTX Corp.	495,631	86,691
Weir Group PLC (The)	1,930,998	70,897
Herc Holdings, Inc.	469,744	63,072
Ingersoll-Rand, Inc.	607,409	48,799
FTAI Aviation, Ltd.	276,135	47,838
Hitachi, Ltd.	1,404,300	44,681
Rocket Lab Corp. (a)	971,000	40,918
Copart, Inc. (a)	953,328	37,161
Boeing Co. (The) (a)	186,313	35,213
Carrier Global Corp.	419,190	23,005
Techtronic Industries Co., Ltd.	1,388,000	16,241
		3,985,102

Financials 8.77%
Visa, Inc., Class A	1,361,224	455,248
Nu Holdings, Ltd., Class A (a)	26,070,265	453,362
Affirm Holdings, Inc., Class A (a)	5,257,358	373,010
Mastercard, Inc., Class A	666,883	367,139
KKR & Co., Inc.	1,745,467	213,488
Progressive Corp.	844,788	193,279
3i Group PLC	4,247,665	177,670
Apollo Asset Management, Inc.	975,375	128,603
Brown & Brown, Inc.	1,498,597	120,532
Intercontinental Exchange, Inc.	754,350	118,659
Adyen NV (a)	74,529	115,900
HDFC Bank, Ltd.	9,360,138	105,439
Berkshire Hathaway, Inc., Class B (a)	191,403	98,345
Credicorp, Ltd.	382,345	98,343
Arthur J. Gallagher & Co.	369,588	91,517
Blue Owl Capital, Inc., Class A	5,952,583	89,289
Brookfield Corp., Class A	1,503,127	70,647
Ares Management Corp., Class A	443,816	69,613
JPMorgan Chase & Co.	207,450	64,948
ICG PLC	2,325,038	63,931
Aon PLC, Class A	168,428	59,610
BlackRock, Inc.	55,465	58,089
XP, Inc., Class A	2,745,166	54,107
MSCI, Inc.	83,791	47,235
Morgan Stanley	268,484	45,551
PayPal Holdings, Inc.	501,629	31,447
Marsh & McLennan Cos., Inc.	168,690	30,946
RenaissanceRe Holdings, Ltd.	79,953	20,881
		3,816,828

Communication services 7.72%
Alphabet, Inc., Class C	2,630,885	842,199
Alphabet, Inc., Class A	2,446,682	783,379
Meta Platforms, Inc., Class A	1,277,544	827,785
Tencent Holdings, Ltd.	3,734,315	293,295
ROBLOX Corp., Class A (a)	1,252,694	119,043
Spotify Technology SA (a)	195,964	117,357
SoftBank Group Corp.	832,273	89,682
Netflix, Inc. (a)	729,740	78,505
Live Nation Entertainment, Inc. (a)	487,809	64,122
Universal Music Group NV	2,391,056	61,242
Epic Games, Inc. (a)(c)(d)	84,438	50,274
Take-Two Interactive Software, Inc. (a)	124,108	30,539
		3,357,422

3	The New Economy Fund

Common stocks (continued)	Shares	Value (000)

Consumer staples 1.55%
Philip Morris International, Inc.	2,793,953	$439,992
Performance Food Group Co. (a)	1,597,831	155,101
Monster Beverage Corp. (a)	817,496	61,304
Ocado Group PLC (a)	6,670,548	16,288
		672,685

Energy 0.68%
Baker Hughes Co., Class A	2,444,606	122,719
Viper Energy, Inc., Class A	3,260,055	119,090
Noble Corp. PLC, Class A	1,320,933	40,447
Transocean, Ltd. (a)	3,228,702	14,238
		296,494

Materials 0.37%
Resonac Holdings Co., Ltd. (b)	2,166,800	90,563
Linde PLC	106,761	43,806
Air Products and Chemicals, Inc.	108,287	28,269
		162,638

Utilities 0.10%
Constellation Energy Corp.	116,888	42,589
Total common stocks (cost: $21,085,299,000)		41,077,084
Preferred securities 0.60%
Information technology 0.54%
Databricks, Inc., Series J, preferred shares (a)(c)(d)	945,000	170,573
Anthropic PBC, Class F, preferred shares (a)(c)(d)	346,983	48,913
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(c)(d)	218,360	9,044
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(c)(d)	128,963	5,342
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(c)(d)	77,454	3,208
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)(d)	22,617	937
		238,017

Industrials 0.06%
Zipline International, Inc., Series G, preferred shares (a)(c)(d)	476,800	25,485
Total preferred securities (cost: $166,504,000)		263,502
Convertible stocks 0.65%
Information technology 0.65%
OpenAI Group PBC, Class A-2 (c)	433,173	209,465
Strategy, Inc. 8.00% perpetual convertible preferred shares	421,587	36,779
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (c)(d)	30,562,347	32,684
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (c)(d)	922,043	986
Total convertible stocks (cost: $144,392,000)		279,914
Convertible bonds & notes 0.01%	Principal amount (000)
Information technology 0.01%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	USD1,466	2,491
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	1,296	2,202
Total convertible bonds & notes (cost: $2,262,000)		4,693

The New Economy Fund	4

Bonds, notes & other debt instruments 0.00%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 0.00%
Wolfspeed, Inc. 12.00% PIK or 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (f)(g)	USD1,639	$1,336
Total bonds, notes & other debt instruments (cost: $3,226,000)		1,336
Short-term securities 4.28%	Shares
Money market investments 4.25%
Capital Group Central Cash Fund 3.94% (h)(i)	18,510,366	1,850,851

Money market investments purchased with collateral from securities on loan 0.03%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.88% (h)(j)	10,198,480	10,199
Total short-term securities (cost: $1,861,039,000)		1,861,050
Total investment securities 99.94% (cost: $23,262,722,000)		43,487,579
Other assets less liabilities 0.06%		27,911
Net assets 100.00%		$43,515,490
Investments in affiliates (i)

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.25%
Money market investments 4.25%
Capital Group Central Cash Fund 3.94% (h)	$1,409,961	$6,506,265	$6,065,133	$(151)	$(91)	$1,850,851	$70,721
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.94% (h)	10,000		10,000 (k)			—	— (l)
Total 4.25%				$(151)	$(91)	$1,850,851	$70,721
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Databricks, Inc., Series J, preferred shares (a)(c)	12/17/2024	$87,413	$170,573	0.39%
Epic Games, Inc. (a)(c)	3/29/2021	74,728	50,274	0.11
Anthropic PBC, Class F, preferred shares (a)(c)	8/29/2025	48,913	48,913	0.11
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares (c)	2/18/2022	25,000	32,684	0.08
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares (c)	6/27/2023	986	986	0.00 (m)
Zipline International, Inc., Series G, preferred shares (a)(c)	6/7/2024	20,000	25,485	0.06
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	4,703	9,044	0.02
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(c)	9/29/2023	2,899	5,342	0.01
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(c)	8/24/2023	1,668	3,208	0.01
Stripe, Inc., Class B (a)(c)	8/24/2023-5/6/2021	2,346	2,634	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	908	937	0.00 (m)
Total		$269,564	$350,080	0.80%

5	The New Economy Fund

(a)	Security did not produce income during the last 12 months.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,491,000, which represented
0.01% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 11/30/2025.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(k)	Represents net activity. Refer to Note 5 for more information on securities lending.
(l)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(m)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
PIK = Payment In Kind
USD = U.S. dollars
Refer to the notes to financial statements.

The New Economy Fund	6

Financial statements
Statement of assets and liabilities at November 30, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $39,967 of investment securities on loan):
Unaffiliated issuers (cost: $21,411,882)	$41,636,728
Affiliated issuers (cost: $1,850,840)	1,850,851	$43,487,579
Cash		1,765
Cash denominated in currencies other than U.S. dollars (cost: $1,223)		1,223
Cash collateral received for securities on loan		1,133
Receivables for:
Sales of investments	49,450
Sales of fund’s shares	15,486
Dividends and interest	21,610
Securities lending income	12
Other	101	86,659
		43,578,359
Liabilities:
Collateral for securities on loan		11,332
Payables for:
Purchases of investments	14,754
Repurchases of fund’s shares	9,667
Investment advisory services	12,692
Services provided by related parties	6,406
Trustees’ deferred compensation	4,711
Non-U.S. taxes	2,504
Other	803	51,537
Net assets at November 30, 2025		$43,515,490
Net assets consist of:
Capital paid in on shares of beneficial interest		$19,398,620
Total distributable earnings (accumulated loss)		24,116,870
Net assets at November 30, 2025		$43,515,490
Refer to the notes to financial statements.

7	The New Economy Fund

Financial statements (continued)
Statement of assets and liabilities at November 30, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (553,279 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$20,834,624	265,076	$78.60
Class C	316,501	5,000	63.30
Class T	20	— *	79.18
Class F-1	310,764	3,943	78.82
Class F-2	4,553,839	57,643	79.00
Class F-3	1,925,083	24,229	79.45
Class 529-A	1,304,036	16,874	77.28
Class 529-C	25,981	404	64.39
Class 529-E	39,279	526	74.63
Class 529-T	32	— *	79.07
Class 529-F-1	18	— *	77.56
Class 529-F-2	183,847	2,327	79.02
Class 529-F-3	19	— *	79.02
Class R-1	27,097	407	66.51
Class R-2	244,969	3,651	67.10
Class R-2E	23,678	318	74.48
Class R-3	357,356	4,783	74.72
Class R-4	291,355	3,758	77.52
Class R-5E	126,215	1,609	78.43
Class R-5	105,760	1,323	79.96
Class R-6	12,845,017	161,408	79.58
*
Amount less than one thousand.
Refer to the notes to financial statements.

The New Economy Fund	8

Financial statements (continued)
Statement of operations for the year ended November 30, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $13,162; also includes $70,721 from affiliates)	$287,583
Interest from unaffiliated issuers	1,806
Securities lending income (net of fees)	123	$289,512
Fees and expenses*:
Investment advisory services	138,247
Distribution services	54,322
Transfer agent services	22,308
Administrative services	11,403
529 plan services	714
Reports to shareholders	426
Registration statement and prospectus	983
Trustees’ compensation	1,043
Auditing and legal	344
Custodian	1,494
Other	136
Total fees and expenses before waivers and/or reimbursements	231,420
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	— †
Total fees and expenses after waivers and/or reimbursements		231,420
Net investment income		58,092
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $515):
Unaffiliated issuers	4,091,583
Affiliated issuers	(151)
In-kind redemptions	74,155
Currency transactions	(2,031)	4,163,556
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $2,518):
Unaffiliated issuers	5,319,706
Affiliated issuers	(91)
Currency translations	215	5,319,830
Net realized gain (loss) and unrealized appreciation (depreciation)		9,483,386
Net increase (decrease) in net assets resulting from operations		$9,541,478
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

9	The New Economy Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended November 30,
	2025	2024

Operations:
Net investment income	$58,092	$108,862
Net realized gain (loss)	4,163,556	3,258,679
Net unrealized appreciation (depreciation)	5,319,830	5,847,521
Net increase (decrease) in net assets resulting from operations	9,541,478	9,215,062
Distributions paid to shareholders	(3,197,918)	(1,213,288)
Net capital share transactions	461,830	(627,960)
Total increase (decrease) in net assets	6,805,390	7,373,814
Net assets:
Beginning of year	36,710,100	29,336,286
End of year	$43,515,490	$36,710,100
Refer to the notes to financial statements.

The New Economy Fund	10

Notes to financial statements
1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

11	The New Economy Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

The New Economy Fund	12

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):

13	The New Economy Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$18,303,378	$—	$17,590	$18,320,968
Health care	5,718,014	—	—	5,718,014
Consumer discretionary	4,704,344	—	—	4,704,344
Industrials	3,985,102	—	—	3,985,102
Financials	3,816,828	—	—	3,816,828
Communication services	3,307,148	—	50,274	3,357,422
Consumer staples	672,685	—	—	672,685
Energy	296,494	—	—	296,494
Materials	162,638	—	—	162,638
Utilities	42,589	—	—	42,589
Preferred securities	—	—	263,502	263,502
Convertible stocks	36,779	—	243,135	279,914
Convertible bonds & notes	—	4,693	—	4,693
Bonds, notes & other debt instruments	—	1,336	—	1,336
Short-term securities	1,861,050	—	—	1,861,050
Total	$42,907,049	$6,029	$574,501	$43,487,579
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended November 30, 2025 (dollars in thousands):
	Beginning value at 12/1/2024	Transfers into Level 3[1]	Purchases	Sales	Net realized gain (loss)[2]	Unrealized appreciation (depreciation)[2]	Transfers out of Level 3[1]	Ending value at 11/30/2025
Investment securities	$200,727	$ —	$256,986	$(107,360)	$ —	$224,148	$ —	$574,501
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at November 30, 2025								$232,794
1
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
2
Net realized gain and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 11/30/2025	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$67,864	Market comparables	EV/Sales multiple	4.5x	4.5x	Increase
			Net adjustment (decrease) based on movement of market comparables	12%	12%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Convertible securities	$243,135	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Preferred securities	$263,502	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
	$574,501
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EV = Enterprise value

The New Economy Fund	14

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may also be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

15	The New Economy Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be  more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

The New Economy Fund	16

As of November 30, 2025, the total value of securities on loan was $39,967,000, and the total value of collateral received was $41,744,000. Collateral received includes cash of $11,332,000 and U.S. government securities of $30,412,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended November 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended November 30, 2025, the fund recognized $2,450,000 in EU reclaims (net of $28,000 in fees and the effect of realized gain or loss from currency translations) and $819,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended November 30, 2025, the fund reclassified $271,407,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of November 30, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed long-term capital gains	$3,984,482
Gross unrealized appreciation on investments	20,620,847
Gross unrealized depreciation on investments	(481,329)
Net unrealized appreciation (depreciation) on investments	20,139,518
Cost of investments	23,348,061

17	The New Economy Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended November 30, 2025			Year ended November 30, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$—	$1,527,818	$1,527,818	$34,570	$537,772	$572,342
Class C	—	31,617	31,617	—	12,734	12,734
Class T	— *	2	2	— *	— *	— *
Class F-1	—	22,291	22,291	409	8,214	8,623
Class F-2	1,404	299,395	300,799	12,475	97,198	109,673
Class F-3	2,046	133,688	135,734	6,546	42,800	49,346
Class 529-A	—	96,088	96,088	1,949	33,581	35,530
Class 529-C	—	2,602	2,602	—	1,109	1,109
Class 529-E	—	3,280	3,280	—	1,225	1,225
Class 529-T	— *	2	2	— *	1	1
Class 529-F-1	—	1	1	— *	— *	— *
Class 529-F-2	42	12,116	12,158	501	3,837	4,338
Class 529-F-3	— *	1	1	— *	— *	— *
Class R-1	—	2,587	2,587	—	938	938
Class R-2	—	21,859	21,859	—	7,750	7,750
Class R-2E	—	1,721	1,721	—	550	550
Class R-3	—	27,367	27,367	—	9,949	9,949
Class R-4	—	23,565	23,565	624	9,426	10,050
Class R-5E	—	8,448	8,448	331	2,841	3,172
Class R-5	70	7,500	7,570	404	2,893	3,297
Class R-6	14,478	957,930	972,408	50,832	331,829	382,661
Total	$18,040	$3,179,878	$3,197,918	$108,641	$1,104,647	$1,213,288
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.340% on such assets in excess of $34 billion. During the year ended November 30, 2025, CRMC waived investment advisory services fees of  less than $1,000. CRMC does not intend to recoup this waiver. For the year ended November 30, 2025, the investment advisory services fees were $138,247,000, which were equivalent to an annualized rate of 0.364% of average daily net assets.

The New Economy Fund	18

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of November 30, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended November 30, 2025, the 529 plan services fees were $714,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

19	The New Economy Fund

For the year ended November 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$43,583	$15,026	$5,430	Not applicable
Class C	2,920	244	88	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	655	347	80	Not applicable
Class F-2	Not applicable	3,900	1,120	Not applicable
Class F-3	Not applicable	8	488	Not applicable
Class 529-A	2,491	877	340	$602
Class 529-C	238	19	7	13
Class 529-E	182	19	11	19
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	81	45	80
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	259	23	8	Not applicable
Class R-2	1,645	748	66	Not applicable
Class R-2E	123	41	6	Not applicable
Class R-3	1,565	459	94	Not applicable
Class R-4	661	255	79	Not applicable
Class R-5E	Not applicable	156	31	Not applicable
Class R-5	Not applicable	46	27	Not applicable
Class R-6	Not applicable	59	3,483	Not applicable

Total class-specific expenses	$54,322	$22,308	$11,403	$714
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,043,000 in the fund’s statement of operations reflects $184,000 in current fees (either paid in cash or deferred) and a net increase of $859,000 in the value of the deferred amounts.
Affiliated officers and trustees— Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended November 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $448,355,000 and $403,184,000, respectively, which generated $21,316,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund borrowed $10,000 at the rate of 4.71% from one or more CRMC-managed funds during the year ended November 30, 2025. The fund paid less than $1,000 in interest expense for the loan.

The New Economy Fund	20

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2025
Class A	$906,259	13,754	$1,500,232	23,478	$(2,213,901)	(33,707)	$192,590	3,525
Class C	32,868	619	31,538	608	(89,658)	(1,684)	(25,252)	(457)
Class T	—	—	—	—	—	—	—	—
Class F-1	37,331	549	22,031	344	(50,369)	(764)	8,993	129
Class F-2	958,395	14,341	293,539	4,580	(804,622)	(12,207)	447,312	6,714
Class F-3	326,137	4,868	133,406	2,071	(348,685)	(5,266)	110,858	1,673
Class 529-A	93,237	1,435	96,044	1,528	(165,682)	(2,536)	23,599	427
Class 529-C	4,887	91	2,600	49	(10,515)	(195)	(3,028)	(55)
Class 529-E	2,500	40	3,280	54	(9,245)	(142)	(3,465)	(48)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	28,107	412	12,155	190	(22,225)	(337)	18,037	265
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	2,766	50	2,587	47	(8,291)	(142)	(2,938)	(45)
Class R-2	33,235	597	21,864	398	(60,912)	(1,087)	(5,813)	(92)
Class R-2E	4,107	66	1,721	28	(4,555)	(69)	1,273	25
Class R-3	49,900	801	27,269	448	(72,059)	(1,152)	5,110	97
Class R-4	29,181	454	23,552	374	(71,894)	(1,113)	(19,161)	(285)
Class R-5E	20,766	314	8,448	133	(18,240)	(282)	10,974	165
Class R-5	14,725	219	7,482	116	(20,065)	(301)	2,142	34
Class R-6	699,693	10,949	963,762	14,942	(1,962,860)	(27,882)	(299,405)	(1,991)
Total net increase (decrease)	$3,244,094	49,559	$3,151,514	49,388	$(5,933,778)	(88,866)	$461,830	10,081
Refer to the end of the table(s) for footnote(s).

21	The New Economy Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2024
Class A	$809,336	13,507	$561,698	10,584	$(1,858,166)	(30,915)	$(487,132)	(6,824)
Class C	30,801	619	12,708	288	(93,630)	(1,884)	(50,121)	(977)
Class T	—	—	—	—	—	—	—	—
Class F-1	26,641	446	8,502	160	(54,243)	(896)	(19,100)	(290)
Class F-2	712,319	11,766	106,948	2,014	(679,369)	(11,253)	139,898	2,527
Class F-3	292,649	4,762	49,061	920	(276,913)	(4,603)	64,797	1,079
Class 529-A	93,154	1,584	35,509	679	(150,525)	(2,554)	(21,862)	(291)
Class 529-C	5,256	105	1,109	25	(12,373)	(246)	(6,008)	(116)
Class 529-E	3,009	52	1,225	24	(6,644)	(117)	(2,410)	(41)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	23,252	389	4,337	81	(19,364)	(319)	8,225	151
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	3,273	61	939	20	(10,741)	(218)	(6,529)	(137)
Class R-2	33,226	636	7,746	166	(48,474)	(927)	(7,502)	(125)
Class R-2E	3,257	57	550	11	(2,797)	(48)	1,010	20
Class R-3	47,495	825	9,908	194	(75,127)	(1,304)	(17,724)	(285)
Class R-4	36,618	615	10,045	192	(86,300)	(1,459)	(39,637)	(652)
Class R-5E	14,097	234	3,172	60	(15,776)	(264)	1,493	30
Class R-5	8,256	135	3,294	61	(21,552)	(348)	(10,002)	(152)
Class R-6	581,910	9,712	379,189	7,100	(1,136,456)	(18,459)	(175,357)	(1,647)
Total net increase (decrease)	$2,724,549	45,505	$1,195,941	22,579	$(4,548,450)	(75,814)	$(627,960)	(7,730)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,022,101,000 and $16,172,810,000, respectively, during the year ended November 30, 2025.

The New Economy Fund	22

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]

Class A:
11/30/2025	$67.60	$.02	$16.84	$16.86	$—	$(5.86)	$(5.86)	$78.60	26.94%	$20,835	.73%	.73%	.03%
11/30/2024	53.28	.12	16.34	16.46	(.13 )	(2.01)	(2.14)	67.60	31.99	17,680.75		.75	.20
11/30/2023	45.55	.23	7.50	7.73	—	—	—	53.28	16.97	14,299.77		.77	.47
11/30/2022	65.43	.08	(15.29)	(15.21)	—	(4.67)	(4.67)	45.55	(25.03)	12,957.75		.75	.16
11/30/2021	57.74	(.12 )	9.28	9.16	(.01 )	(1.46)	(1.47)	65.43	16.18	18,597.74		.74	(.20 )
Class C:
11/30/2025	55.93	(.39 )	13.62	13.23	—	(5.86)	(5.86)	63.30	25.97	316	1.48	1.48	(.72 )
11/30/2024	44.63	(.27 )	13.58	13.31	—	(2.01)	(2.01)	55.93	31.00	305	1.50	1.50	(.55 )
11/30/2023	38.45	(.11 )	6.29	6.18	—	—	—	44.63	16.07	287	1.52	1.52	(.28 )
11/30/2022	56.34	(.25 )	(12.97)	(13.22)	—	(4.67)	(4.67)	38.45	(25.58)	312	1.51	1.51	(.61 )
11/30/2021	50.27	(.51 )	8.04	7.53	—	(1.46)	(1.46)	56.34	15.30	539	1.49	1.49	(.94 )
Class T:
11/30/2025	67.94	.18	16.96	17.14	(.04 )	(5.86)	(5.90)	79.18	27.26 [6]	— [7]	.48 [6]	.48 [6]	.27 [6]
11/30/2024	53.55	.27	16.40	16.67	(.27 )	(2.01)	(2.28)	67.94	32.31 [6]	— [7]	.49 [6]	.49 [6]	.45 [6]
11/30/2023	45.75	.37	7.53	7.90	(.10 )	—	(.10 )	53.55	17.30 [6]	— [7]	.49 [6]	.49 [6]	.75 [6]
11/30/2022	65.54	.20	(15.32)	(15.12)	—	(4.67)	(4.67)	45.75	(24.84)[6]	— [7]	.50 [6]	.50 [6]	.41 [6]
11/30/2021	57.82	.02	9.29	9.31	(.13 )	(1.46)	(1.59)	65.54	16.44 [6]	— [7]	.51 [6]	.51 [6]	.03 [6]
Class F-1:
11/30/2025	67.81	(.02 )	16.89	16.87	—	(5.86)	(5.86)	78.82	26.86	311.78		.78	(.02 )
11/30/2024	53.43	.09	16.40	16.49	(.10 )	(2.01)	(2.11)	67.81	31.94	259.79		.79	.16
11/30/2023	45.70	.21	7.52	7.73	—	—	—	53.43	16.92	219.81		.81	.44
11/30/2022	65.65	.05	(15.33)	(15.28)	—	(4.67)	(4.67)	45.70	(25.06)	215.80		.80	.11
11/30/2021	57.95	(.15 )	9.31	9.16	—	(1.46)	(1.46)	65.65	16.12	345.79		.79	(.24 )
Class F-2:
11/30/2025	67.80	.17	16.92	17.09	(.03 )	(5.86)	(5.89)	79.00	27.21	4,554.51		.51	.25
11/30/2024	53.44	.26	16.37	16.63	(.26 )	(2.01)	(2.27)	67.80	32.31	3,453.51		.51	.43
11/30/2023	45.66	.35	7.51	7.86	(.08 )	—	(.08 )	53.44	17.26	2,587.52		.52	.72
11/30/2022	65.43	.19	(15.29)	(15.10)	—	(4.67)	(4.67)	45.66	(24.84)	2,184.52		.52	.40
11/30/2021	57.73	.02	9.28	9.30	(.14 )	(1.46)	(1.60)	65.43	16.43	3,025.51		.51	.03
Class F-3:
11/30/2025	68.16	.24	17.00	17.24	(.09 )	(5.86)	(5.95)	79.45	27.33	1,925.41		.41	.35
11/30/2024	53.70	.33	16.45	16.78	(.31 )	(2.01)	(2.32)	68.16	32.43	1,537.41		.41	.54
11/30/2023	45.89	.41	7.54	7.95	(.14 )	—	(.14 )	53.70	17.38	1,153.41		.41	.83
11/30/2022	65.66	.25	(15.35)	(15.10)	—	(4.67)	(4.67)	45.89	(24.76)	1,007.41		.41	.51
11/30/2021	57.91	.08	9.30	9.38	(.17 )	(1.46)	(1.63)	65.66	16.55	1,332.41		.41	.13
Class 529-A:
11/30/2025	66.58	— [8]	16.56	16.56	—	(5.86)	(5.86)	77.28	26.90	1,304.76		.76	— [9]
11/30/2024	52.51	.10	16.10	16.20	(.12 )	(2.01)	(2.13)	66.58	31.94	1,095.78		.78	.17
11/30/2023	44.91	.21	7.39	7.60	—	—	—	52.51	16.92	879.80		.80	.44
11/30/2022	64.58	.06	(15.06)	(15.00)	—	(4.67)	(4.67)	44.91	(25.04)	792.78		.78	.13
11/30/2021	57.02	(.14 )	9.17	9.03	(.01 )	(1.46)	(1.47)	64.58	16.13	1,109.77		.77	(.22 )
Refer to the end of the table(s) for footnote(s).

23	The New Economy Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]
Class 529-C:
11/30/2025	$56.81	$(.41 )	$13.85	$13.44	$—	$(5.86)	$(5.86)	$64.39	25.94%	$26	1.52%	1.52%	(.76 )%
11/30/2024	45.32	(.30 )	13.80	13.50	—	(2.01)	(2.01)	56.81	30.95	26	1.54	1.54	(.59 )
11/30/2023	39.06	(.14 )	6.40	6.26	—	—	—	45.32	16.00	26	1.58	1.58	(.34 )
11/30/2022	57.20	(.28 )	(13.19)	(13.47)	—	(4.67)	(4.67)	39.06	(25.62)	30	1.56	1.56	(.66 )
11/30/2021	51.04	(.54 )	8.16	7.62	—	(1.46)	(1.46)	57.20	15.26	53	1.52	1.52	(.98 )
Class 529-E:
11/30/2025	64.63	(.15 )	16.01	15.86	—	(5.86)	(5.86)	74.63	26.60	39	1.01	1.01	(.24 )
11/30/2024	51.04	(.04 )	15.64	15.60	—	(2.01)	(2.01)	64.63	31.62	37	1.01	1.01	(.07 )
11/30/2023	43.75	.10	7.19	7.29	—	—	—	51.04	16.66	31	1.04	1.04	.20
11/30/2022	63.19	(.05 )	(14.72)	(14.77)	—	(4.67)	(4.67)	43.75	(25.23)	30	1.02	1.02	(.11 )
11/30/2021	55.95	(.28 )	8.98	8.70	—	(1.46)	(1.46)	63.19	15.85	43	1.01	1.01	(.46 )
Class 529-T:
11/30/2025	67.85	.15	16.93	17.08	— [8]	(5.86)	(5.86)	79.07	27.18 [6]	— [7]	.53 [6]	.53 [6]	.22 [6]
11/30/2024	53.48	.24	16.38	16.62	(.24 )	(2.01)	(2.25)	67.85	32.25 [6]	— [7]	.55 [6]	.55 [6]	.39 [6]
11/30/2023	45.69	.34	7.52	7.86	(.07 )	—	(.07 )	53.48	17.23 [6]	— [7]	.54 [6]	.54 [6]	.70 [6]
11/30/2022	65.49	.18	(15.31)	(15.13)	—	(4.67)	(4.67)	45.69	(24.88)[6]	— [7]	.55 [6]	.55 [6]	.36 [6]
11/30/2021	57.79	(.02 )	9.28	9.26	(.10 )	(1.46)	(1.56)	65.49	16.37 [6]	— [7]	.57 [6]	.57 [6]	(.02 )[6]
Class 529-F-1:
11/30/2025	66.69	.11	16.62	16.73	—	(5.86)	(5.86)	77.56	27.13 [6]	— [7]	.59 [6]	.59 [6]	.17 [6]
11/30/2024	52.60	.20	16.11	16.31	(.21 )	(2.01)	(2.22)	66.69	32.15 [6]	— [7]	.60 [6]	.60 [6]	.34 [6]
11/30/2023	44.95	.29	7.40	7.69	(.04 )	—	(.04 )	52.60	17.13 [6]	— [7]	.63 [6]	.63 [6]	.61 [6]
11/30/2022	64.53	.15	(15.06)	(14.91)	—	(4.67)	(4.67)	44.95	(24.91)[6]	— [7]	.61 [6]	.61 [6]	.30 [6]
11/30/2021	57.05	(.03 )	9.15	9.12	(.18 )	(1.46)	(1.64)	64.53	16.34 [6]	— [7]	.59 [6]	.59 [6]	(.05 )[6]
Class 529-F-2:
11/30/2025	67.82	.16	16.92	17.08	(.02 )	(5.86)	(5.88)	79.02	27.21	184.51		.51	.24
11/30/2024	53.46	.26	16.37	16.63	(.26 )	(2.01)	(2.27)	67.82	32.28	140.52		.52	.42
11/30/2023	45.67	.36	7.52	7.88	(.09 )	—	(.09 )	53.46	17.28	102.51		.51	.73
11/30/2022	65.45	.19	(15.30)	(15.11)	—	(4.67)	(4.67)	45.67	(24.86)	83.52		.52	.40
11/30/2021	57.74	(.01 )	9.29	9.28	(.11 )	(1.46)	(1.57)	65.45	16.39	107.55		.55	(.01 )
Class 529-F-3:
11/30/2025	67.82	.20	16.92	17.12	(.06 )	(5.86)	(5.92)	79.02	27.28	— [7]	.46	.46	.30
11/30/2024	53.44	.29	16.37	16.66	(.27 )	(2.01)	(2.28)	67.82	32.36	— [7]	.46	.46	.48
11/30/2023	45.67	.37	7.51	7.88	(.11 )	—	(.11 )	53.44	17.30	— [7]	.48	.48	.75
11/30/2022	65.41	.22	(15.29)	(15.07)	—	(4.67)	(4.67)	45.67	(24.81)	— [7]	.47	.47	.44
11/30/2021	57.74	.05	9.27	9.32	(.19 )	(1.46)	(1.65)	65.41	16.48	— [7]	.50	.47	.07
Class R-1:
11/30/2025	58.47	(.41 )	14.31	13.90	—	(5.86)	(5.86)	66.51	25.98	27	1.49	1.49	(.72 )
11/30/2024	46.58	(.28 )	14.18	13.90	—	(2.01)	(2.01)	58.47	31.00	27	1.49	1.49	(.54 )
11/30/2023	40.11	(.11 )	6.58	6.47	—	—	—	46.58	16.13	28	1.50	1.50	(.25 )
11/30/2022	58.57	(.25 )	(13.54)	(13.79)	—	(4.67)	(4.67)	40.11	(25.58)	27	1.49	1.49	(.58 )
11/30/2021	52.21	(.54 )	8.36	7.82	—	(1.46)	(1.46)	58.57	15.28	40	1.50	1.50	(.95 )
Refer to the end of the table(s) for footnote(s).

The New Economy Fund	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3,4]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[5]	Ratio of expenses to average net assets after waivers/ reimburse- ments[4,5]	Ratio of net income (loss) to average net assets[2,4]
Class R-2:
11/30/2025	$58.94	$(.42 )	$14.44	$14.02	$—	$(5.86)	$(5.86)	$67.10	25.99%	$245	1.50%	1.50%	(.73 )%
11/30/2024	46.93	(.29 )	14.31	14.02	—	(2.01)	(2.01)	58.94	31.00	221	1.49	1.49	(.55 )
11/30/2023	40.42	(.11 )	6.62	6.51	—	—	—	46.93	16.10	182	1.50	1.50	(.26 )
11/30/2022	59.00	(.27 )	(13.64)	(13.91)	—	(4.67)	(4.67)	40.42	(25.60)	165	1.53	1.53	(.62 )
11/30/2021	52.59	(.55 )	8.42	7.87	—	(1.46)	(1.46)	59.00	15.29	244	1.50	1.50	(.96 )
Class R-2E:
11/30/2025	64.63	(.27 )	15.98	15.71	—	(5.86)	(5.86)	74.48	26.33	24	1.20	1.20	(.44 )
11/30/2024	51.14	(.15 )	15.65	15.50	—	(2.01)	(2.01)	64.63	31.37	19	1.20	1.20	(.26 )
11/30/2023	43.91	.01	7.22	7.23	—	—	—	51.14	16.47	14	1.21	1.21	.03
11/30/2022	63.51	(.15 )	(14.78)	(14.93)	—	(4.67)	(4.67)	43.91	(25.37)	11	1.22	1.22	(.31 )
11/30/2021	56.34	(.41 )	9.04	8.63	—	(1.46)	(1.46)	63.51	15.61	15	1.21	1.21	(.67 )
Class R-3:
11/30/2025	64.73	(.18 )	16.03	15.85	—	(5.86)	(5.86)	74.72	26.54	357	1.05	1.05	(.29 )
11/30/2024	51.14	(.06 )	15.66	15.60	—	(2.01)	(2.01)	64.73	31.56	303	1.05	1.05	(.11 )
11/30/2023	43.85	.08	7.21	7.29	—	—	—	51.14	16.62	254	1.06	1.06	.18
11/30/2022	63.34	(.07 )	(14.75)	(14.82)	—	(4.67)	(4.67)	43.85	(25.26)	235	1.07	1.07	(.15 )
11/30/2021	56.10	(.31 )	9.01	8.70	—	(1.46)	(1.46)	63.34	15.80	339	1.06	1.06	(.51 )
Class R-4:
11/30/2025	66.76	.01	16.61	16.62	—	(5.86)	(5.86)	77.52	26.90	291.75		.75	.01
11/30/2024	52.66	.12	16.12	16.24	(.13 )	(2.01)	(2.14)	66.76	31.97	270.75		.75	.19
11/30/2023	45.01	.23	7.42	7.65	—	—	—	52.66	16.97	247.76		.76	.48
11/30/2022	64.72	.07	(15.11)	(15.04)	—	(4.67)	(4.67)	45.01	(25.03)	234.76		.76	.15
11/30/2021	57.13	(.13 )	9.18	9.05	—	(1.46)	(1.46)	64.72	16.16	344.76		.76	(.21 )
Class R-5E:
11/30/2025	67.36	.13	16.80	16.93	—	(5.86)	(5.86)	78.43	27.16	126.55		.55	.20
11/30/2024	53.10	.23	16.27	16.50	(.23 )	(2.01)	(2.24)	67.36	32.24	97.56		.56	.39
11/30/2023	45.37	.33	7.46	7.79	(.06 )	—	(.06 )	53.10	17.20	75.56		.56	.68
11/30/2022	65.07	.17	(15.20)	(15.03)	—	(4.67)	(4.67)	45.37	(24.89)	64.57		.57	.35
11/30/2021	57.43	(.01 )	9.22	9.21	(.11 )	(1.46)	(1.57)	65.07	16.38	85.56		.56	(.02 )
Class R-5:
11/30/2025	68.55	.21	17.11	17.32	(.05 )	(5.86)	(5.91)	79.96	27.29	106.46		.46	.31
11/30/2024	54.00	.30	16.54	16.84	(.28 )	(2.01)	(2.29)	68.55	32.36	88.46		.46	.49
11/30/2023	46.14	.38	7.59	7.97	(.11 )	—	(.11 )	54.00	17.33	78.46		.46	.78
11/30/2022	66.03	.22	(15.44)	(15.22)	—	(4.67)	(4.67)	46.14	(24.80)	74.45		.45	.45
11/30/2021	58.23	.06	9.35	9.41	(.15 )	(1.46)	(1.61)	66.03	16.51	115.45		.45	.10
Class R-6:
11/30/2025	68.25	.24	17.04	17.28	(.09 )	(5.86)	(5.95)	79.58	27.36	12,845.41		.41	.36
11/30/2024	53.77	.33	16.47	16.80	(.31 )	(2.01)	(2.32)	68.25	32.41	11,153.41		.41	.54
11/30/2023	45.95	.41	7.55	7.96	(.14 )	—	(.14 )	53.77	17.40	8,875.41		.41	.83
11/30/2022	65.75	.25	(15.38)	(15.13)	—	(4.67)	(4.67)	45.95	(24.77)	7,295.41		.41	.52
11/30/2021	57.99	.08	9.32	9.40	(.18 )	(1.46)	(1.64)	65.75	16.55	8,271.41		.41	.13
Refer to the end of the table(s) for footnote(s).

25	The New Economy Fund

Financial highlights (continued)

	Year ended November 30,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[10]	36%	36%	39%	35%	28%[11]

[1]	Based on average shares outstanding.
[2]
For the year ended November 30, 2025, this column reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class A net investment income per share and ratio of net income to average net assets would have been lower by
$.01 and .01 percentage points, respectively. The impact to the other share classes would have been similar.

[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[5]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]
Includes the value of securities sold due to redemptions of shares in-kind. The rate would have been 27% for the year ended November 30, 2021, if the value of securities sold due to in-kind redemptions were excluded.

Refer to the notes to financial statements.

The New Economy Fund	26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The New Economy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of The New Economy Fund (the "Fund") as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statements of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
January 12, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

27	The New Economy Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended November 30, 2025:
Long-term capital gains	$3,266,780,000
Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$18,826,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

28

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
578,599,494
Total shares voting on November 25, 2025:
494,202,904 (85.4% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	485,021,279	98.1%	9,181,625	1.9%
Mathews Cherian	485,536,018	98.2%	8,666,886	1.8%
John G. Freund	485,269,539	98.2%	8,933,364	1.8%
Pablo R. González Guajardo	453,625,103	91.8%	40,577,800	8.2%
Pedro J. Greer, Jr.	485,044,219	98.1%	9,158,685	1.9%
Merit E. Janow	484,923,917	98.1%	9,278,987	1.9%
William D. Jones	485,499,765	98.2%	8,703,139	1.8%
Earl Lewis, Jr.	485,537,053	98.2%	8,665,851	1.8%
Kenneth M. Simril	485,337,102	98.2%	8,865,802	1.8%
Christopher E. Stone	485,410,979	98.2%	8,791,925	1.8%
Kathy J. Williams	485,489,426	98.2%	8,713,477	1.8%
Amy Zegart	486,023,225	98.3%	8,179,679	1.7%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

29	The New Economy Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The New Economy Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 30, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 30, 2026